SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Feb. 08, 2018	Sep. 30, 2018	Dec. 31, 2017	Feb. 28, 2017
Certificate of deposit		$ 1,671,004	$ 263,269	$ 262,314
Subsequent Event [Member] | Promissory Note [Member] | KeyBank National Association [Member]
Line of credit loan	$ 1,500,000
Description of variable rate basis	Libor plus 2.25%
Certificate of deposit	$ 1,500,000